STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (Fantex Series Vernon Davis, USD $)	Jun. 30, 2014
Fantex Series Vernon Davis
Dividends declared per share:
Cash dividend declared (in dollars per share)	$ 0.70